Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' deficit
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	10,220,830	10,220,830	1,843,000
Common stock, shares outstanding	10,220,830	10,220,830	1,843,000